Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 2,703,597	$ 649,916
Marketable securities	3,684,370	1,805,278
Trade and other receivables, net	120,752	90,529
Merchant cash advances, loans and related receivables, net	244,723	150,172
Income taxes receivable	56,067	0
Other current assets	68,247	46,333
Total current assets	6,877,756	2,742,228
Long-term assets
Property and equipment, net	92,104	111,398
Intangible assets, net	135,676	167,282
Right-of-use assets, net	119,373	134,774
Deferred tax assets	52,677	19,432
Equity and other investments	173,454	2,500
Goodwill	311,865	311,865
Total long term assets	885,149	747,251
Total assets	7,762,905	3,489,479
Current liabilities
Accounts payable and accrued liabilities	300,795	181,193
Income taxes payable	19,677	69,432
Deferred revenue	107,809	56,691
Lease liabilities	10,051	9,066
Total current liabilities	438,332	316,382
Long-term liabilities
Deferred revenue	21,006	5,969
Lease liabilities	144,836	142,641
Convertible senior notes	758,008	0
Deferred tax liabilities	0	8,753
Total long term liabilities	923,850	157,363
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 110,929,570 and 104,518,173 issued and outstanding; unlimited Class B multiple voting shares authorized, 11,599,301 and 11,910,802 issued and outstanding	6,115,232	3,256,284
Additional paid-in capital	261,436	62,628
Accumulated other comprehensive income	8,770	1,046
Retained earnings (accumulated deficit)	15,285	(304,224)
Total shareholders’ equity	6,400,723	3,015,734
Total liabilities and shareholders’ equity	$ 7,762,905	$ 3,489,479